INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2022	2021
Ore in stockpiles and on leach pads	$208,014	$140,288
Concentrates and dore bars	184,841	125,738
Supplies	816,220	612,918
Total current inventories	$1,209,075	$878,944
Non-current ore in stockpiles and on leach pads (Note 8B)(i)	405,988	274,576
Total inventories	$1,615,063	$1,153,520

Note:

(i)	The inventory balance associated with the ore that is not expected to be processed within 12 months is classified as non-current and is recorded in the other assets line item in the consolidated balance sheets.